INCOME TAXES (Details Narrative)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Federal statutory income tax rate	17.00%	17.00%	17.00%
SINGAPORE
Federal statutory income tax rate	17.00%
MALAYSIA
Federal statutory income tax rate	24.00%